Note 9 - Derivative Instruments (Details) - Fair Value of Derivative Instruments Reported in the Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Foreign exchange contracts	$ 163
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange contracts	$ 163